Equity Incentive Plans & Stock-Based Compensation - Weighted-Average Assumptions (Details) - Stock options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (as a percent)	59.00%	60.00%
Risk-free interest rate, minimum (as a percent)	0.90%	0.40%
Risk-free interest rate, maximum (as a percent)	1.00%	0.50%
Dividend yield (as a percent)	0.00%	0.00%
Expected term (in years)	5 years 8 months 19 days	6 years 14 days
Discount for Lack of Marketability (as a percent)	9.20%	28.50%